TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 10,354	$ 9,927
Accrued expenses	12,060	8,105
Accrued compensation	30,009	24,061
Provision	0	4,426
Cash flow hedge	518	0
Others	272	371
Trade and other payables	53,213	46,890
Change in fair value of interest rate swap	$ 518	$ 0	$ 0